Share-Based Compensation and Share-Based Payment Reserve (Details Narrative)								3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 04, 2020 shares	Mar. 22, 2020 CAD ($) shares	Feb. 14, 2020 CAD ($) shares	Nov. 02, 2019 CAD ($) shares	Sep. 09, 2019 CAD ($) shares	Jul. 02, 2018 CAD ($) shares	May 02, 2018 CAD ($) shares	Jan. 31, 2021 CAD ($)	Jan. 31, 2020 CAD ($)	Jan. 31, 2021 CAD ($)	Jan. 31, 2020 CAD ($)	Jul. 31, 2020 CAD ($) shares	Jul. 31, 2019 CAD ($) shares	Jul. 31, 2018 CAD ($) shares	Sep. 09, 2019 $ / shares	Jul. 02, 2018 $ / shares	May 02, 2018 $ / shares
Statement Line Items [Line Items]
Number of share options granted | shares												166		20,552
Number of share options expired | shares	1,917	500	833	2,107								3,440	2,167	8,333
Number of share options cancelled | shares													6,000	583
Stock option expired fair value | $		$ 20,696	$ 34,290	$ 84,981									$ 88,754	$ 357,842
Stock- based compensation expense | $											$ 1,779	$ 2,071		$ 60,586
Weighted average remaining contractual life										6 months 21 days	1 year 7 months 21 days	11 months 23 days		1 year 8 months 26 days
Officers, Directors, Employees and Consultants [Member]
Statement Line Items [Line Items]
Acquire percent of common stock								10.00%		10.00%		10.00%
Officers, Directors, Employees and Consultants [Member] | Stock Option Three [Member]
Statement Line Items [Line Items]
Number of share options granted | shares							11,333
Stock option fair value | $							$ 239,119
Fair value weighted average assumptions, share price																	$ 45.00
Fair value weighted average assumptions, exercise price																	51.00
Fair value weighted average assumptions, expected life							5 years
Fair value weighted average assumptions, annualized volatility							101.88%
Fair value weighted average assumptions, dividend yield							0.00%
Fair value weighted average assumptions, risk free rate							1.99%
Board of Directors [Member]
Statement Line Items [Line Items]
Options granted years										5 years		5 years
Two Consultants [Member] | Stock Options [Member]
Statement Line Items [Line Items]
Number of share options granted | shares							8,385
Description of the vesting							25% vested immediately, and 25% vest every 90 days thereafter.
Two Consultants [Member] | Stock Option One [Member]
Statement Line Items [Line Items]
Number of share options granted | shares							6,667
Stock option fair value | $							$ 126,579
Fair value weighted average assumptions, share price																	30.00
Fair value weighted average assumptions, exercise price																	42.00
Fair value weighted average assumptions, expected life							36 months
Fair value weighted average assumptions, annualized volatility							99.64%
Fair value weighted average assumptions, dividend yield							0.00%
Fair value weighted average assumptions, risk free rate							1.88%
Two Consultants [Member] | Stock Option Two [Member]
Statement Line Items [Line Items]
Number of share options granted | shares							1,667
Stock option fair value | $							$ 30,165
Fair value weighted average assumptions, share price																	30.00
Fair value weighted average assumptions, exercise price																	60.00
Fair value weighted average assumptions, expected life							45 months
Fair value weighted average assumptions, annualized volatility							99.22%
Fair value weighted average assumptions, dividend yield							0.00%
Fair value weighted average assumptions, risk free rate							1.88%
Two Consultants [Member] | Stock Option Three [Member]
Statement Line Items [Line Items]
Number of share options granted | shares							52
Stock option fair value | $							$ 988
Fair value weighted average assumptions, share price																	30.00
Fair value weighted average assumptions, exercise price																	$ 42.00
Fair value weighted average assumptions, expected life							36 months
Fair value weighted average assumptions, annualized volatility							99.64%
Fair value weighted average assumptions, dividend yield							0.00%
Fair value weighted average assumptions, risk free rate							1.88%
Consultant [Member] | Stock Option Three [Member]
Statement Line Items [Line Items]
Number of share options granted | shares					166	833
Stock option fair value | $					$ 17,794	$ 18,916
Fair value weighted average assumptions, share price															$ 16.50	$ 45.00
Fair value weighted average assumptions, exercise price															$ 21.00	$ 51.00
Fair value weighted average assumptions, expected life					5 years	5 years
Fair value weighted average assumptions, annualized volatility					88.00%	99.74%
Fair value weighted average assumptions, dividend yield					0.00%	0.00%
Fair value weighted average assumptions, risk free rate					1.40%	2.04%